1933 Act File No. 33-26915
                                          1940 Act File No. 811-5762

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.        .....................           _
                                -------                           ------

    Post-Effective Amendment No.  39........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No. 40........................................        X

                                   STAR FUNDS

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                                             (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on            , pursuant to paragraph (b)
 X  60 days after filing pursuant to paragraph (a) (i)
    on            , pursuant to paragraph (a) (i).
  _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Copies to:  Matthew G. Maloney, Esq.
            Dickstein Shapiro Morin & Oshinsky
            2101 L. Street, N.W.
            Washington, D.C. 20037

                              CROSS-REFERENCE SHEET

    This Amendment to the Registration Statement of the Star Funds, which is comprised of twelve portfolios: (1) Star Tax-Free Money Market Fund, (2) Star Treasury Fund (a) Investment Shares and (b) Trust Shares, (3) Star Relative Value Fund (a) Investment Shares and (b) Trust Shares, (4) The Stellar Fund (a) Investment Shares and (b) Trust Shares, (5) Star U.S. Government Income Fund,
(6) Star Capital Appreciation Fund, (7) Star Strategic Income Fund, (8) Star Growth Equity Fund (a) Investment Shares and (b) Trust Shares, (9) The Stellar Insured Tax-Free Bond Fund (10) Star International Equity Fund, (11) Star Equity Index Fund, and (12) Star Ohio Tax-Free Money Market Fund. This filing relates only to the Stellar Fund, Star Relative Value Fund, Star Growth Equity Fund, Star Capital Appreciation Fund, The Stellar Insured Tax-Free Bond Fund, Star U.S. Government Income Fund, and Star Strategic Income Fund. (The remaining references to other portfolios have been kept for easier cross reference, with the exception of Item 23.):

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.




                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-12) Cover Page;

Item 2.     Synopsis......................(1-9) Synopsis; (10-12) General Information; (1-9) Summary of
                                          Fund Expenses.
            --------

Item 3.     Condensed Financial
            Information...................(1-9) Financial Highlights; (1-9) Performance Information.

Item 4.     General Description of
            Registrant....................(1,2) Objective and Investment
                                          Policies of Each Fund; (3-9)
                                          Investment Information; (10)
                                          Investment Objective and Policies;
                                          (3-9, 11, 12) Investment Objective;
                                          (3-9, 11, 12) Investment Policies;
                                          (1-2) Common Investment Techniques of
                                          the Funds; (10-12) Portfolio
                                          Investments and Strategies; (10)
                                          Diversification; (10,11) Additional
                                          Considerations of Investing In Other
                                          Investment Companies; (12) Investment
                                          Risks; (1-12) Investment Limitations.

Item 5.     Management of the Trust.......(1-12) Star Funds Information; (1-12) Management of the Trust;
                                          (1-12) Distribution of Fund
            -----------------------
                                          Shares; (1, 2(a), 3(a), 4(a), 5-7,8(a),9, 10,11,12) Distribution
                                          Plan; (1-9) Administration of the Funds; (10-12) Administration
                                          of the Fund); (2(b)) Expenses of the Treasury Fund and
                                          Trust Shares; (10-12) Expenses of the Fund.





Item 6.     Capital Stock and Other
            Securities....................(1-2,12) Dividends; (1-2,12) Capital
                                          Gains; (3-11) Dividends and Capital
                                          Gains; (1-9) Shareholder Information;
                                          (1-12) Voting Rights; (1-12) Effect of
                                          Banking Laws; (1-12) Tax Information;
                                          (1-12) Federal Income Tax;(1) Tax-Free
                                          Money Market Fund - Additional Tax
                                          Information;.(9) The Stellar Bond
                                          Fund-Additional Federal Income Tax
                                          Information; (1-12) State and Local
                                          Taxes.

Item 7.     Purchase of Securities
            Being                         Offered.................(1-12) Net
                                          Asset Value; (1-9) Investing in the
                                          Funds; (10-12) Investing in the Fund;
                                          (1-12) Share Purchases; (1-12) Minimum
                                          Investment Required; (1-12) What
                                          Shares Cost; (3-11) Systematic
                                          Investment Plan;
                                          (3(a),4(a),5,6,9,10,11) Reducing the
                                          Sales Charge; (1-12) Exchanging
                                          Securities for Fund Shares; (1-12)
                                          Certificates and Confirmations;
                                          (1,2,12) Shareholder Service
                                          Organizations; (3-11) Frequent
                                          Investor Program; (1-12) Exchange
                                          Privilege.

Item 8.     Redemption or Repurchase......(1-12) Redeeming Shares; (1,2,12) Checkwriting Privilege;
                                          (3-11) Systematic Withdrawal Plan;
            ------------------------
                                          (7,8(a)) Contingent Deferred Sales Charge; (7,8(a)) Elimination
                                          of Contingent Deferred Sales
                                          Charge; (1-12) Accounts with Low Balances.

Item 9.     Pending Legal Proceedings     None.





PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-12) Cover Page.

Item 11.    Table of Contents             (1-12) Table of Contents.

Item 12.    General Information and
            History.......................(1-12) General Information About the Fund; (1-12) Investment
                                          Limitations.

Item 13.    Investment Objectives and
            Policies......................(1-12) Investment Objective(s) and Policies.

Item 14.    Management of the Fund        (1-12) Star Funds Management.

Item 15.    Control Persons and Principal
            Holders of Securities         (1-9) Fund Ownership.

Item 16.    Investment Advisory and Other
            Services......................(1-12) Investment Advisory Services; (1-12) Administrative Services;
                                          (9) Other Services;
                                          (1-8,10-12) Custodian.

Item 17.    Brokerage Allocation          (1-12) Brokerage Transactions.

Item 18.    Capital Stock and Other
            Securities                    Not applicable.

Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered.................(1-12) Purchasing Shares; (1-12) Exchange Privilege; (1-12)
                                          Determining Net Asset Value;
                                          (1-12) Redeeming Shares; (1-12) Redemption in Kind.

Item 20.    Tax Status....................(1-12) Tax Status; (1-12) Yield; (1-2,12) Effective Yield;
                                          (1,9,12) Tax-Equivalent Yield;
            ----------
                                          (1-12) Total Return.

Item 21.    Underwriters..................(1-8,10-12) Administrative Arrangements;
                                          (1,2,3(a),4(a),5,6,7,8(a),9,10-12) Distribution
                                          Plan.

Item 22.    Calculation of Performance
            Data..........................(1-12) Performance Comparisons.

Item 23.    Financial Statements..........(1-9). Incorporated by reference to the Annual Reports of the
                                           Registrant dated November 30,
            --------------------
                                          1997 (File Nos. 33-26915 and 811-5762).



PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   Incorporated by reference to the Annual Reports of the Registrant dated
                  November 30, 1997 (File Nos. 33-26915 and  811-5762).
            (b)   Exhibits:
                  (1)   Conformed copy of Declaration of Trust of the Registrant; (15)
                        (i)     Conformed copy of Amendment No. 1 to Declaration of Trust; (2)
                        (ii)    Conformed copy of Amendment No. 2 to Declaration of Trust (2)
                        (iii)   Conformed copy of Amendment No. 3 to Declaration of Trust; (2)
                        (iv)    Conformed copy of Amendment No. 4 to Declaration of Trust; (4)
                        (v)     Conformed copy of Amendment No. 5 to Declaration of Trust; (12)
                        (vi)    Conformed copy of Amendment No. 6 to Declaration of Trust; (12)
                        (vii)   Conformed copy of Amendment No. 7 to Declaration of Trust; (12)
                        (viii)  Conformed copy of Amendment No. 8 to Declaration of Trust (15)
                        (ix)    Conformed copy of Amendment No. 9 to Declaration of Trust; (15)
                        (x)     Conformed copy of Amendment No. 10 to Declaration of Trust; (15)
                        (xi)    Conformed copy of Amendment No. 11 to Declaration of Trust; (15)
                        (xii)   Conformed copy of Amendment No. 12 to Declaration of Trust; (18)
                        (xiii)  Conformed copy of Amendment No. 13 to Declaration of Trust; (19)
                        (xiv)   Conformed copy of Amendment No. 14 to Declaration of Trust; (19)
                        (xv)    Conformed Copy of Amendment No. 15 to Declaration of Trust; (25)
                        (xiv)   Conformed Copy of Amendment No. 16 to Declaration of Trust; (25)

+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed April 10, 1989. (File Nos. 33-26915 and 811-5762)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed December 6, 1989. (File Nos. 33-26915 and 811-5762)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A
      filed January 29, 1992.  (File Nos. 33-26915 and 811-5762)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A
      filed July 2, 1993.  (File Nos. 33-26915 and 811-5762)
18.   Response is incorporated by reference to Registrant's Post-Amendment
      No. 22 to the Registration Statement on Form N-1A filed
      March 17, 1994.  (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 13, 1994. (File Nos. 33-26915 and 811-5762)
25. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 32 to the Registration Statement on Form
N-1A filed January 24, 1996.  (File Nos. 33-26915 and 811-5762)
 (2)   Copy of By-Laws of the Registrant; (1)
 (3)   Not applicable;
 (4)   Not applicable;
 (5)   Conformed copy of Investment Advisory Contract between
       Losantiville Funds and Star Bank, N.A. through and
       including Exhibit G; (13)
       (i)    Conformed copy of Exhibit H to Investment Advisory Contract of the
              Registrant; (19)
       (ii)   Conformed copy of Exhibit I to Investment Advisory Contract of the
              Registrant; (20)
       (iii)  Conformed copy of Exhibit J to Investment Advisory Contract of the
              Registrant; (21)
       (iv)   Conformed copy of Exhibit K to Investment Advisory Contract of the
              Registrant (27);
       (v)    Conformed copy of Exhibit L to Investment Advisory Contract of the
              Registrant; (29)
       (vi)   Conformed Copy of Exhibit M to Investment Advisory Contract of the
              Registrant; (29)
       (vii)  Conformed copy of Exhibit N to Investment Advisory Contract of the
              Registrant; (29)
 (6)   (i)    Conformed copy of Distributor's Contract of the Registrant through and including Exhibit E; (13)
       (ii)   Conformed copy of Exhibit F to Distributor's Contract of the
              Registrant; (17)
       (iii)  Conformed copy of Exhibit G to Distributor's Contract of the
              Registrant; (19)
       (iv)   Conformed copy of Exhibit H to Distributor's Contract of the
              Registrant; (19)
       (v)    Conformed copy of Exhibit I to Distributor's Contract of the
              Registrant; (20)
       (vi)   Conformed copy of Exhibit J to Distributor's Contract of the
              Registrant to add Star Growth Equity Fund;
              (21)
 ......
+ All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 3, 1989. (File
      Nos. 33-26915 and 811-5762)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed November 20, 1992. (File Nos. 33-26915 and 811-5762)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 13, 1994. (File Nos. 33-26915 and 811-5762)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos.
      33-26915 and 811-5762)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 24, 1997. (File Nos.
      33-26915 and 811-5762)

                        (vii)  Conformed copy of Exhibit K to Distributor's
                               Contract of the Registrant to add The Stellar
                               Insured Tax-Free Bond Fund (27);
                        (viii) Conformed copy of Exhibit L to Distributor's
                               Contract of the Registrant to add Star Treasury
                               Fund, Trust Shares; (28)
                        (ix)   Conformed copy of Exhibit M to Distributor's
                               Contract of the Registrant to add Star Growth
                               Equity Fund Trust Shares; (29)
                        (x)    Conformed copy of Exhibit N to Distributor's
                               Contract of the Registrant to add Star Relative
                               Value Fund Trust Shares; (29)
                        (xi)   Conformed copy of Exhibit O to Distributor's
                               Contract of the Registrant to add Star
                               International Equity Fund; (29)
                        (xii) Conformed copy of Exhibit P to Distributor's Contract of the Registrant to add Star Equity Index Fund; (29) (xiii) Conformed copy of Exhibit Q to Distributor's Contract of the Registrant to add Star Ohio Tax-Free Money
                               Market Fund; (29)
                  (7)   Not applicable;
                  (8)   Conformed copy of Custodian Contract of the Registrant;
                        (15) Copy of Fee Schedules of Custodian Contract of the Registrant; (29)
                  (9)   (i)    Conformed copy of Fund Accounting, Shareholder
                               Recordkeeping, and Custody Services Procurement
                               Agreement; (21)
                        (ii)   Conformed copy of Amendment #1 to fees and
                               Expenses for Shareholder Recordkeeping pursuant to the Fund Accounting, Shareholder
                               Recordkeeping, and Custody Services Procurement
                               Agreement; (28)
                        (iii) Conformed copy of Administrative Services Agreement; (17)

+ All exhibits have been filed electronically.

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos. 33-26915 and 811-5762)

28. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 35 on Form N-1A filed June 30, 1997. (File Nos. 33-26915 and 811-5762)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 24, 1997. (File Nos. 33-26915 and 811-5762)

  (iv) Conformed copy of Shareholder Services Plan of the
  Registrant through and including Exhibit A; (19) (v)
  Conformed copy of Exhibit B to Shareholder Services Plan of the Registrant to add Star Strategic Income
         Fund; (20)
  (vi)   Conformed copy of Exhibit C to Shareholder
         Services Plan of the Registrant to add Star
         Growth Equity Fund (21);
  (vii)  Conformed copy of Exhibit D to Shareholder
         Services Plan of the Registrant to add The Stellar Fund
         (Trust Shares); (22)
  (viii) Conformed copy of Exhibit E to Shareholder Services Plan of the Registrant to add The Stellar Fund
         (Investment Shares); (22)
  (ix) Conformed copy of Exhibit F to Shareholder Services Plan of the Registrant to add Star Tax-Free Money
         Market Fund; (22)
  (x)    Conformed copy of Exhibit G to Shareholder
         Services Plan of the Registrant to add Star
         Treasury Fund; (22)
   (xi) Conformed copy of Exhibit H to Shareholder Services Plan of the Registrant to add Star U.S. Government
         Income Fund; (22)
  (xii)  Conformed copy of Exhibit I to Shareholder
         Services Plan of the Registrant to add Star
         Relative Value Fund; (22)
  (xiii) Conformed copy of Exhibit J to Shareholder
         Services Plan of the Registrant to add Star Prime
         Obligations Fund; (22)
  (xiv) Conformed copy of Exhibit K to Shareholder Services Plan of the Registrant to add The Stellar Insured
         Tax-Free Bond Fund; (27)

+ All exhibits have been filed electronically.

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed May 23, 1994. (File Nos. 33-26915 and 811-5762)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos. 33-26915 and 811-5762)

28. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 35 on Form N-1A filed June 30, 1997. (File Nos. 33-26915 and 811-5762)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 24, 1997. (File Nos. 33-26915 and 811-5762)

 (xv) Conformed copy of Exhibit L to Shareholder Services Plan of the Registrant to add Star Treasury Fund, Trust Shares; (28)
 (xvi) Conformed copy of Shareholder Services Agreement including Exhibits 1 and 2; (27)
 (xvii) Conformed copy of Exhibit M to Shareholder Services Plan of the Registrant to add Star Growth Equity
        Fund Trust Shares; (29)
 (xviii)Conformed copy of Exhibit N to Shareholder Services Plan of the
        Registrant to add Star Relative Value
        Fund Trust Shares; (29)
 (xix)  Conformed copy of Exhibit O to Shareholder
        Services Plan of the Registrant to add Star
        International Equity Fund; (29)
 (xx)   Conformed copy of Exhibit P to Shareholder
        Services Plan of the Registrant to add Star
        Equity Index Fund; (29)
 (xxi) Conformed copy of Exhibit Q to Shareholder Services Plan of the Registrant to add Star Ohio Tax-Free Money
        Market Fund; (29)
 (xxii) Copy of Amendment #1 to Exhibit 2 of Shareholder
Services Agreement; (29)
                        (xxiii)Conformed copy of Amendment #2 to Fund Accounting
                  and Shareholder Recordkeeping Agreement; (29) (10) Conformed copy of Opinion and Consent of Counsel as to Legality of Shares being Issued; (24) (11) (i) Not Applicable;
                        (ii)   Conformed Copy of Opinion and Consent of
                               Special Counsel; (9)
                  (12)  Not applicable;
                  (13)  Conformed copy of Initial Capital Understanding; (2)
                  (14)  Not applicable;

+ All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment NO. 1 to the Registration statement on Form N-1A filed April 10,1989. (File Nos. 33-26915 and 811-5762)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed March 12, 1991. (File Nos. 33-26915 and 811-5762)

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October 10, 1996. (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos. 33-26915 and 811-5762)

28. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 35 on Form N-1A filed June 30, 1997. (File Nos. 33-26915 and 811-5762)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 24, 1997. (File Nos. 33-26915 and 811-5762)

 (15)  (i)     Conformed copy of Distribution Plan; (13)
       (ii)    Copy of Rule 12b-1 Agreement through and including Amendment
               No. 1 to Exhibit A; (7)
       (iii)   Copy of Amendment No. 2 to Exhibit A to 12b-1 Agreement; (11)
       (iv)    Copy of Amendment No. 3 to Exhibit A to 12b-1 Agreement; (11)
       (v)     Copy of Amendment No. 4 to Exhibit A to 12b-1 Agreement; (13)
       (vi)    Conformed copy of Exhibit E to the Distribution Plan; (17)
       (vii)   Copy of Amendment No. 5 to Exhibit A to 12b-1 Agreement; (18)
       (viii)  Conformed copy of Exhibit F to Distribution Plan of the
               Registrant to add Star Growth Equity Fund (now known as Star Capital Appreciation Fund); (19)
       (ix) Conformed copy of Exhibit G to Distribution Plan of the Registrant; (20) (x) Conformed copy of Exhibit H to
       Distribution Plan of the Registrant; (21) (xi) Copy of
       Amendment No. 6 to Exhibit A to 12b-1 Agreement; (20)
       (xii) Conformed copy of Exhibit I to Distribution Plan of the Registrant; (27)

+ All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed December 4, 1990. (File Nos. 33-26915 and 811-5762)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed August 29, 1991. (File Nos. 33-26915 and 811-5762)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed November 20, 1992. (File Nos. 33-26915 and 811-5762)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)

18. Response is incorporated by reference to Registrant's Post-Amendment No. 22 to the Registration Statement on Form N-1A filed March 17, 1994. (File Nos. 33-26915 and 811-5762)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 23, 1994. (File Nos. 33-26915 and 811-5762)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos. 33-26915 and 811-5762)

      (xiii)  Copy of Exhibit to 12b-1 Agreement; (29)
      (xiv) Conformed copy of Exhibit J to Rule 12b-1 Plan to add Star International Equity Fund; (29)
      (xv)    Conformed copy of Exhibit K to Rule 12b-1 Plan to add Star Equity
              Index Fund; (29)
      (xvi)   Conformed copy of Exhibit L to Rule 12b-1 Plan to add Star Ohio
              Tax-Free Money Market Fund; (29)
(16)  (i)     Copy of Schedule for Computation of Fund Performance Data, Star
              Relative Value Fund; (24)
      (ii)    Copy of Schedule for Computation of Fund Performance Data,
              The Stellar Fund (12);
      (iii)   Copy of Schedule for Computation of Fund Performance Data, Star
              U.S. Government Income Fund; (15)
      (iv)    Copy of Schedule for Computation of Fund Performance Data, Star
              Capital Appreciation Fund (21);
      (v)     Copy of Schedule for Computation of Fund Performance Data, Star
              Strategic Income Fund; (22)
      (vi)    Copy of Schedule for Computation of Fund Performance Data, Star
              Growth Equity Fund; (22)
      (vii)   Copy of Schedule for Computation of Fund Performance Data, The
              Stellar Insured Tax-Free Bond Fund; (28)
(17)          Not Applicable;
(18)          Conformed copy of Amended and Restated Multiple Class Plan including Exhibit A; (28)
       (i)    Exhibit B to Multiple Class Plan; (29)
(19)          Conformed copy of Power of Attorney; (28)

+ All exhibits have been filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed January 29, 1992. (File Nos. 33-26915 and 811-5762)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October 10, 1996. (File Nos. 33-26915 and 811-5762)

28. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 35 on Form N-1A filed June 30, 1997. (File Nos. 33-26915 and 811-5762)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 24, 1997. (File Nos. 33-26915 and 811-5762)

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None.

Item 26.    Number of Holders of Securities:
                                                Number of Record Holders
            Title of Class                        as of January 6, 1997
            --------------                      -----------------------

            Shares of beneficial interest
                  (no par value)
            Star Treasury Fund
                  Investment Shares                         244
                  Trust Shares                               17
            Star Relative Value Fund
                  Investment Shares                       3,510
                  Trust Shares                               53
            Star Tax-Free Money Market Fund                  14
            The Stellar Fund
                  Investment Shares                       4,948
                  Trust Shares                               45
            Star U.S. Government Income Fund                288
            Star Capital Appreciation Fund                  501
            Star Strategic Income Fund                    1,914
            Star Growth Equity Fund
                  Investment Shares                       3,524
                  Trust Shares                               44
            The Stellar Insured Tax-Free Bond Fund           37
            Star International Equity Fund                   47
            Star Market Capitalization Fund                   8
            Star Ohio Tax-Free Money Market Fund              4

Item 27.    Indemnification:  (3)
Item 28.    Business and Other Connections of Investment Adviser:

            (a) Star Bank, N.A. ("Star Bank"), a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. Star Bank had an asset base of $10.9 billion as of December 31, 1997.

                 Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $48.4 billion as of December 31, 1997.

                 Star Bank has managed commingled funds since 1957. As of December 31, 1997, it manages two common trust funds and collective investment funds having a market value in excess of $60.9 million.

                 The officers and directors of the Star Bank any other business, profession, vocation, or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years, is set forth below. Unless otherwise noted, the position listed under "Other Business, Profession, Vocation or Employment" is with Star Bank.


3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed July 26, 1989. (File Nos. 33-26915 and 811-5762)

      (b)
                                                Other Substantial
                        Position with           Business, Profession,
    Name                 the Adviser            Vocation or Employment

Jerry A. Grundhofer     Chairman, President and          Traditional
                        Chief Executive Officer          Interiors

David M. Moffett        Executive Vice President         N/A

Richard K. Davis        Executive Vice President         N/A

Joseph A. Campanella    Executive Vice President         N/A

Thomas J. Lakin         Executive Vice President         N/A

Timothy J. Fogarty      Executive Vice President         N/A

Wayne J. Shircliff      Executive Vice President         N/A

Daniel B. Benhase       Executive Vice President         N/A

Daniel R. Noe           Executive Vice President         N/A

Jerome C. Kohlhepp      Executive Vice President         N/A

Stephen E. Smith        Executive Vice President         S. E. Smith
                                                         and Company

S. Kay Geiger           Executive Vice President         Global Access
                                                         Marketing, Inc.

Andrew E. Randall       Executive Vice President         N/A

J. R. Bridgeland, Jr.   Director                         Taft, Stetinius &
                                                         Hollister

L. L. Browning, Jr.     Director                         N/A

V. B. Buyniski          Director                         United Medical
                                                         Resources, Inc.
                                                         Mt. Auburn Partnership,
                                                         American Operations
                                                         Management, NCG
                                                         and Schmidt Marble

Samuel M. Cassidy       Director                         Cassidy and Cassidy,
                                                         Ltd. d/b/a Cave Spring
                                                         Farm

Raymond R. Clark        Director                ..       N/A

V. Anderson Coombe      Director                         Wm. Powell     Company


John C. Dannemiller     Director                         Bearings, Inc.

Jerry A. Grundhofer     Director                         Traditional Interiors

                                                Other Substantial
                        Position with           Business, Profession,
    Name                 the Adviser            Vocation or Employment



J. P. Harrington, S.C.  Director                N/A

J. P. Hayden, Jr.       Director                The Midland Company, American
                                                Family Home Insurance Co., American Modern Home
                                                Insurance Co.

Roger L. Howe           Director                U.S. Precision Lens, Inc.

T. J. Klinedinst, Jr.   Director                Thomas E. Wood, Inc., Ohio Cap Insurance Co., Ltd., The Tomba Co., Ltd.

Charles S. Mechem, Jr.  Director                N/A

Daniel J. Meyer         Director                Cincinnati Milacron, Inc.

David B. O'Maley        Director                Ohio National Life Insurance Co.

O. M. Owens, M.D.,      Director                O'dell M. Owens, M.D., Inc., Moreno Food, MKO Investment,
                                                Seven Hills Lab, Graphic Action.

Thomas E. Petry         Director                Eagle-Picher Industries, Inc.

William C. Portman      Director                Portman Equipment Company

Oliver W. Waddell       Director                N/A

Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         President and
Federated Investors Tower     President, Federated,            Treasurer
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

 (c)  Not applicable.

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Star Funds                       5800 Corporate Drive
                                             Pittsburgh, PA  15237-7010

            Federated Services Company       Federated Investors Tower
            ("Portfolio Recordkeeper")       Pittsburgh, PA  15222-3779

            Federated Administrative         Federated Investors Tower
            Services                         Pittsburgh, PA  15222-3779
            ("Administrator")

            Star Bank, N.A.                  425 Walnut Street
            ("Adviser")                      Cincinnati, OH  45202

            Star Bank, N.A.                  425 Walnut Street
            ("Custodian")                    Cincinnati, OH  45202

            Star Bank, N.A.                  425 Walnut Street
            ("Transfer Agent and             Cincinnati, OH  45202
            Dividend Disbursing Agent")

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            Registrant hereby undertakes to file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of Registrant's Post-Effective Amendment No. 36.

                                   SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, STAR FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of February, 1998.

                                   STAR FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  Attorney in Fact for Edward C. Gonzales
                  February 26, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/C. Grant Anderson
    C. Grant Anderson           Attorney In Fact           February 26, 1998
    SECRETARY                   For the Persons
                                Listed Below

    NAME                            TITLE

Edward C. Gonzales*             President, Treasurer and Trustee
                                 (Principal Financial and
                                 Accounting Officer)

Thomas L. Conlan, Jr.*          Trustee

Dr. Alfred Gottschalk*          Trustee

Dr. Robert J. Hill*             Trustee

William H. Zimmer, III*         Trustee

Dawn M. Hornback*               Trustee

Lawrence M. Turner*             Trustee



* By Power of Attorney